Additional disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash equivalents at central banks	€ 193,102	€ 137,047	€ 75,353
Financial assets held for trading	116,953	114,945	108,230
Premises and equipment, net	32,342	31,772	34,262
Other assets	8,595	11,070	10,138
TOTAL ASSETS	1,595,835	1,508,250	1,522,695
LIABILITIES
Other liabilities	12,698	12,336	12,792
TOTAL LIABILITIES	1,498,782	1,416,928	1,412,036
EQUITY
Share capital	8,670	8,670	8,309	€ 8,118
TOTAL EQUITY	97,053	91,322	110,659	€ 106,970
TOTAL LIABILITIES AND EQUITY	1,595,835	1,508,250	1,522,695
Banco Santander, S.A. | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	138,388	112,114	85,922
Financial assets held for trading	77,988	81,433	86,583
Investment securities	29,949	29,477	44,020
Loans and receivables	301,342	295,739	276,330
Investments	88,549	84,890	87,330
Premises and equipment, net	6,515	6,680	7,131
Other assets	15,219	19,036	22,600
TOTAL ASSETS	657,950	629,369	609,916
LIABILITIES
Deposits	394,160	383,135	345,975
Short-term debt	19,181	14,513	20,547
Long-term debt	99,650	83,981	83,906
Total borrowings	118,831	98,494	104,453
Other liabilities	78,386	82,803	89,265
TOTAL LIABILITIES	591,377	564,432	539,693
EQUITY
Share capital	8,670	8,670	8,309
Retained earnings and other reserves	57,903	56,267	61,914
TOTAL EQUITY	66,573	64,937	70,223
TOTAL LIABILITIES AND EQUITY	657,950	629,369	609,916
Banco Santander, S.A. | Reportable Legal Entities | Bank Subsidiaries
ASSETS
Cash equivalents at central banks	15,459	14,519	13,875
Investment securities	12,137	13,603	9,504
Investments	67,735	60,186	59,364
LIABILITIES
Deposits	18,114	17,045	14,705
Total borrowings	221	617	0
Banco Santander, S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
ASSETS
Investment securities	2,087	3,399	3,450
Loans and receivables	31,296	27,555	28,690
Investments	20,814	24,703	27,966
LIABILITIES
Deposits	18,594	19,949	15,518
Total borrowings	€ 649	€ 661	€ 1,667